Derivative Instruments - Interest Rate Swap Agreements (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
Interest Rate Swap
Derivative [Line Items]
Notional amount	$ 1,466,145,000
Fair Value / Carrying Amount of Assets (Liability)	$ (107,074,000)
Interest Rate Swap | Minimum
Derivative [Line Items]
Range of credit facility margin (as a percent)	0.90%
Interest Rate Swap | Maximum
Derivative [Line Items]
Range of credit facility margin (as a percent)	4.30%
U.S. Dollar-denominated interest rate swaps
Derivative [Line Items]
Notional amount	$ 700,000,000
Fair Value / Carrying Amount of Assets (Liability)	$ (83,965,000)
Weighted- Average Remaining Term (years)	6 years 6 months
Fixed Interest Rate	4.10%
U.S. Dollar-denominated interest rate swaps
Derivative [Line Items]
Notional amount	$ 766,145,000
Fair Value / Carrying Amount of Assets (Liability)	$ (23,109,000)
Weighted- Average Remaining Term (years)	3 years 7 months
Fixed Interest Rate	3.20%